Unaudited Interim Condensed Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	TREASURY STOCK CNY (¥) shares	TREASURY STOCK USD ($) shares	Additional paid-in Capital CNY (¥)	Additional paid-in Capital USD ($)	Statutory reserve CNY (¥)	Statutory reserve USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated other comprehensive Income (Loss) CNY (¥)	Accumulated other comprehensive Income (Loss) USD ($)	Total JINXIN TECHNOLOGY HOLDING COMPANY Shareholder’s equity CNY (¥)	Total JINXIN TECHNOLOGY HOLDING COMPANY Shareholder’s equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2024	¥ 119				¥ 267,626		¥ 7,411		¥ (143,585)		¥ 399		¥ 131,970		¥ 31,859		¥ 163,829
Balance (in Shares) at Dec. 31, 2024 | shares	1,152,740,747	1,152,740,747
Balance (in Shares) at Dec. 31, 2024 | shares
Net loss									(21,294)				(21,294)		218		(21,076)
Share-based compensation					5,184								5,184				5,184
Capital contribution from shareholders	¥ 7				2,646								2,653				2,653
Capital contribution from shareholders (in Shares) | shares	77,868,630	77,868,630
Purchase of treasury stock
Transfer to statutory reserve							49		(49)
Capital contribution from non-controlling interests															490		490
Foreign currency translation adjustment											1,085		1,085				1,085
Balance at Jun. 30, 2025	¥ 126				275,456		7,460		(164,928)		1,484		119,598		32,567		152,165
Balance (in Shares) at Jun. 30, 2025 | shares	1,230,609,377	1,230,609,377
Balance (in Shares) at Jun. 30, 2025 | shares
Balance at Dec. 31, 2025	¥ 126				312,339		7,596		(238,117)		1,921		83,865		25,917		¥ 109,782
Balance (in Shares) at Dec. 31, 2025 | shares	1,423,285,396	1,423,285,396
Balance (in Shares) at Dec. 31, 2025 | shares																	0	0
Net loss									(9,730)				(9,730)		(786)		¥ (10,516)	$ (1,548)
Share-based compensation					6,619								6,619				6,619
Capital contribution from shareholders					100								100				100
Purchase of treasury stock			¥ (50)										(50)				(50)
Purchase of treasury stock (in Shares) | shares			269,910	269,910
Foreign currency translation adjustment											(2,888)		(2,888)				(2,888)
Balance at Jun. 30, 2026	¥ 126	$ 19	¥ (50)	$ (7)	¥ 319,058	$ 47,023	¥ 7,596	$ 1,120	¥ (247,847)	$ (36,528)	¥ (967)	$ (143)	¥ 77,916	$ 11,484	¥ 25,131	$ 3,704	¥ 103,047	$ 15,188
Balance (in Shares) at Jun. 30, 2026 | shares	1,423,285,396	1,423,285,396
Balance (in Shares) at Jun. 30, 2026 | shares			269,910	269,910													269,910	269,910